10-K Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The income tax provision is as follows:

Years Ended December 31,	2023	2022
	($ in thousands)
Deferred income tax benefit
Federal	$(4,362)	$(2,972)
Total deferred income tax benefit	(4,362)	(2,972)

Current income tax expense
Federal	11,182	6,194
State	248	183
Total current income tax expense	11,430	6,377

Income tax expense	$7,068	$3,405

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate on income from continuing operations was higher than the prevailing statutory federal income tax rate. Among the most significant book-to-tax adjustments were the following:

Years Ended December 31,	2023	2022
	($ in thousands)
Tax expense (benefit) at statutory tax rate of 21.0%	$6,744	$3,079

Tax effect of significant reconciling items:
Permanent differences	128	181
State tax, net of federal tax	196	145
Income tax expense	$7,068	$3,405

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes, and the amount used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

As of December 31,	2023	2022
	($ in thousands)
Deferred tax assets
Unearned premium disallowance	$9,578	$6,606
Unrealized losses on investments	3,023	4,436
Reserves for losses and loss adjustment expenses	5,377	2,586
Share-based compensation	338	206
Accrued benefits	281	168
Amortization of startup costs	291	159
Accrued expenses	87	92
Other	34	31
Capital loss carryforward	3	3
Total deferred tax assets	19,012	14,287

Deferred tax liabilities
Deferred policy acquisition costs	$4,075	$2,421
Depreciation	219	538
Accrued bond discount	489	47
Total deferred tax liabilities	4,783	3,006

Net deferred tax assets	$14,229	$11,281